RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Non-cash interest accrual adjustments	$ 4,292,471	$ 1,953,667